UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	70,832,489


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              December 31, 2010


<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP    <c>VALUE   <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AUTH
FHLB                                    Fixed Income  3133XQCH3         202    200,000           Sole            -        Sole
5.000% Due 03-28-18
FHLB                                    Fixed Income  3133XXAG2         251    250,000           Sole            -        Sole
3.300% Due 03-17-16
FHLB step - 1.625% 9/11, 2% 9/          Fixed Income  313370ZQ4         200    200,000           Sole            -        Sole
1.250% Due 09-28-17
FHLMC                                   Fixed Income  3128X9TF7         300    300,000           Sole            -        Sole
5.000% Due 01-19-22
FHLMC, 3%-'11, 3.5%-'12, 4%-'1          Fixed Income  3133F4PP0         456    455,000           Sole            -        Sole
2.500% Due 03-15-18
FHLMC, steps to 2.5% 10/14, 3%          Fixed Income  3133F4A27         350    350,000           Sole            -        Sole
2.000% Due 10-15-20
FHLMC, steps to 3% 7/12, 4% 7/          Fixed Income  3134G1KK9         491    490,000           Sole            -        Sole
2.000% Due 07-14-20
FHLMC, steps to 3% 7/12, 4.25%          Fixed Income  3134G1LK8         249    250,000           Sole            -        Sole
2.000% Due 07-27-18
FNMA                                    Fixed Income  31359MGT4         225    224,000           Sole            -        Sole
6.250% Due 02-01-11
FNMA                                    Fixed Income  31359MNU3         593    555,000           Sole            -        Sole
5.250% Due 08-01-12
FNMA, steps to 3% 8/12, 4% 8/1          Fixed Income  3136FPAU1         521    525,000           Sole            -        Sole
2.000% Due 08-25-20
FNMA, steps to 3% 9/13, 4% 9/1          Fixed Income  3136FPJZ1         384    400,000           Sole            -        Sole
2.500% Due 09-29-20
FNMA, steps to 4% 12/11, 5% 12          Fixed Income  3136FPT80         448    450,000           Sole            -        Sole
2.250% Due 12-30-20
Fannie Mae, steps to 2% 9/11,           Fixed Income  3136FPLH8         497    500,000           Sole            -        Sole
1.000% Due 09-30-20
Grand Bank                              Fixed Income  38523AFC4         246    246,000           Sole            -        Sole
0.400% Due 02-14-11
Private Bank & Trust                    Fixed Income  9747342           350    350,000           Sole            -        Sole
0.200% Due 01-18-11
Boston Scientific                       Fixed Income  101137AC1         232    230,000           Sole            -        Sole
4.250% Due 01-12-11
GE Capital Corp, 3 Month Libor          Fixed Income  36962G4N1         495    500,000           Sole            -        Sole
2.500% Due 08-11-15
GMAC                                    Fixed Income  3704A0E73         340    345,000           Sole            -        Sole
8.650% Due 08-15-15
JP Morgan Chase                         Fixed Income  46625HAJ9         320    319,000           Sole            -        Sole
6.750% Due 02-01-11
Memphis TN Electric                     Fixed Income  586158KW6         227    210,000           Sole            -        Sole
5.000% Due 12-01-12
Memphis TN GO                           Fixed Income  586145RE6         311    300,000           Sole            -        Sole
5.000% Due 11-01-11
Roane County, TN                        Fixed Income  769773VE9         982    935,000           Sole            -        Sole
3.000% Due 06-01-14
AT&T                                    Equities      00206r102         512     17,412           Sole            -        Sole
American Express                        Equities      025816109       2,669     62,175
Avery Dennison Corp.                    Equities      053611109         263      6,200           Sole            -        Sole
BB and T Corp                           Equities      054937107         412     15,680           Sole            -        Sole
Berkshire Hathaway                      Equities      084670207       2,502     31,231           Sole            -        Sole
Berkshire Hathaway Cl A                 Equities      084670108         241          2           Sole            -        Sole
Boston Scientific Corp                  Equities      101137107       2,491    329,088           Sole            -        Sole
Cemex                                   Equities      151290889       1,832    171,079           Sole            -        Sole
Coca-Cola                               Equities      19126100          288      4,377           Sole            -        Sole
ConocoPhillips                          Equities      20825c104       2,250     33,039           Sole            -        Sole
Dell, Inc.                              Equities      24702r101       2,189    161,558           Sole            -        Sole
Exxon Mobil Corp.                       Equities      30231g102         582      7,962           Sole            -        Sole
General Electric                        Equities      369604103       2,634    144,031           Sole            -        Sole
H&R Block                               Equities      093671105       1,239    104,000           Sole            -        Sole
Hudson City Bancorp Inc                 Equities      443683107       1,350    105,970           Sole            -        Sole
International Business Machine          Equities      459200101         539      3,673           Sole            -        Sole
JP Morgan & Co                          Equities      46625h100       2,589     61,041           Sole            -        Sole
Johnson & Johnson                       Equities      478160104       2,317     37,461           Sole            -        Sole
Legg Mason Inc.                         Equities      524901105       1,449     39,963           Sole            -        Sole
McAfee Inc                              Equities      579064106         665     14,350           Sole            -        Sole
Microsoft                               Equities      594918104       2,463     88,243           Sole            -        Sole
Novell Inc                              Equities      670006105         295     49,800           Sole            -        Sole
Pepsico Inc                             Equities      713448108         327      5,009           Sole            -        Sole
Pfizer Inc.                             Equities      717081103       2,208    126,106           Sole            -        Sole
Plum Creek Timber Co. REIT              Equities      729251108       1,303     34,798           Sole            -        Sole
ProShares UltraShort Barclays           Equities      74347r297       1,373     37,060           Sole            -        Sole
Procter & Gamble                        Equities      742718109       2,419     37,603           Sole            -        Sole
S&P 500 Depository Receipt              Equities      78462f103         245      1,950           Sole            -        Sole
SPDR Gold Shares                        Equities      78463v107         337      2,430           Sole            -        Sole
Southern Co.                            Equities      842587107         340      8,885           Sole            -        Sole
Southwestern Energy Co.                 Equities      845467109         371      9,912           Sole            -        Sole
Swiss Reinsurance                       Equities      H84046137       2,353     43,610           Sole            -        Sole
UnitedHealth Group                      Equities      91324p102       2,998     83,015           Sole            -        Sole
VCA Antech Inc                          Equities      918194101         230      9,880           Sole            -        Sole
Verizon Communications                  Equities      92343v104       1,195     33,389           Sole            -        Sole
Wal-Mart Stores                         Equities      931142103       2,004     37,167           Sole            -        Sole
Wells Fargo                             Equities      949746101         223      7,200           Sole            -        Sole
iPath DJ AIG Natural Gas TR Su          Equities      06739H644       1,317    163,541           Sole            -        Sole
Columbia Acorn Fund Class Z             Equities      197199409         740     28,660           Sole            -        Sole
Columbia Acorn Select Fund Z            Equities      197199854         291     10,137           Sole            -        Sole
Heartland Value Fund                    Equities      422352831         523     11,935           Sole            -        Sole
NB Partners Fund Inv Class              Equities      641224787         308     11,179           Sole            -        Sole
Vanguard International Growth           Equities      921910204         275     14,217           Sole            -        Sole
Vanguard PrimeCap Fund                  Fixed Income  921936100         335      5,096           Sole            -        Sole
Vanguard Wellington Fund                Equities      921935102         246      7,911           Sole            -        Sole
Vanguard Windsor Fund                   Equities      922018403         242      5,308           Sole            -        Sole
Vanguard Long-Term Tax-Exempt           Equities      922907308         307     28,792           Sole            -        Sole
Baron Asset Fund                        Equities      068278100         666     12,051           Sole            -        Sole
Brandywine Blue                         Equities      10532b101         232      9,053           Sole            -        Sole
Legg Mason Value Trust                  Equities      524659109         313      6,863           Sole            -        Sole
Longleaf Partners Fund                  Equities      543069405         663     23,445           Sole            -        Sole
Olstein All Cap Value Fund              Equities      681383204         773     54,880           Sole            -        Sole
Schwab 1000 Fund                        Equities      808517106         217      5,843           Sole            -        Sole
Schwab S&P 500 Index Fund               Equities      808509855         555     28,358           Sole            -        Sole
Third Avenue Value Fund                 Equities      884116104       1,662     26,992           Sole            -        Sole
Tweedy Brown Global Value Fund          Equities      901165100         139      5,844           Sole            -        Sole
Vanguard Wellesley Income Fund          Other         921938205         238      4,521           Sole            -        Sole
Vanguard Windsor II Fund                Equities      922018205         270     10,523           Sole            -        Sole
Weitz Value Portfolio                   Equities      94904p203       1,126     39,574           Sole            -        Sole
Janus Overseas Fund                     Equities      471023846         262      5,164           Sole            -        Sole
Oakmark International                   Equities      413838202         201     10,342           Sole            -        Sole
Oppenheimer Amt Free Munis              Equities      683977102         204     34,281           Sole            -        Sole
Oppenheimer Rochester Nat Muni          Equities      683940308         362     54,294           Sole            -        Sole